Financial Risks - Summary of Information on Three Year Historical Net Income (Loss) and Shareholders' Equity (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 GBP (£)
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss)		€ 2,469			€ 438			€ (431)
Americas [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss) | $	$ 1,762			$ 618			$ (261)
Equity in functional currency | $	17,712			17,103			17,609
The Netherlands [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss)		818			418			753
Equity in functional currency		6,558			5,101			5,263
United Kingdom [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss) | £			£ 71			£ (346)			£ (674)
Equity in functional currency | £			£ 1,905			£ 1,845			£ 2,981
Central & Eastern Europe [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss)		57			19			24
Equity in functional currency		402			378			396
Spain & Portugal [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss)		(2)			(2)			22
Equity in functional currency		433			451			464
Asia [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss) | $	6			(14)			(33)
Equity in functional currency | $	$ 1,169			$ 1,281			$ 674
Asset management [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss)		48			97			121
Equity in functional currency		€ 397			€ 422			€ 444